Share capital warrants and subscription receipts - Summary Of Summarizes The Measurement Date Weighted Average Fair Value Of Stock Options Granted (Detail)	12 Months Ended
	Nov. 30, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2024 CAD ($)	Nov. 30, 2023 CAD ($)
US$
Options granted
Number of Options granted	420,582	203,935
Weighted average grant date fair value | $	$ 1,100	$ 2,720
CA$
Options granted
Number of Options granted	3,338,635	792,193
Weighted average grant date fair value	$ 1,080.00	$ 2,770	$ 1,520	$ 3,760